Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2013 and 2012 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
At December 31, 2013:
U.S. federal agency	$6,249	$43	$(142)	$6,150
State and municipal	54,892	1,505	(674)	55,723
Mortgage-backed securities – residential	28,197	107	(366)	27,938
Government agency sponsored collateralized mortgage obligations	74,417	274	(2,380)	72,311
Corporate debt securities	2,121	29	—	2,150
Total	$165,876	$1,958	$(3,562)	$164,272

	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
At December 31, 2012:
U.S. federal agency	$8,045	$360	$—	$8,405
State and municipal	42,161	3,479	(26)	45,614
Mortgage-backed securities – residential	11,819	572	(6)	12,385
Government agency sponsored collateralized mortgage obligations	54,070	1,198	(112)	55,156
Corporate debt securities	3,959	110	(9)	4,060
Total	$120,054	$5,719	$(153)	$125,620

Sales of securities available for sale	The proceeds from sales of securities available-for-sale were as follows:

	Year Ended December 31,
	2013	2012
	(Dollars in thousands)
Proceeds	$32,942	$28,059
Gross gains	908	526
Gross losses	(190)	(152)

Amortized cost and fair value of debt securities by contractual maturity

	December 31, 2013
	Amortized Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$2,014	$2,036
Due from one to five years	10,658	10,939
Due from five to ten years	35,925	35,862
Due after ten years	14,665	15,186
Subtotal	63,262	64,023
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations	102,614	100,249
Total	$165,876	$164,272

Fair value of securities with unrealized losses, aggregated by investment category and length of time
Securities with unrealized losses at December 31, 2013 and 2012, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are presented in the following tables:

	December 31, 2013
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency	$2,858	$(142)	$—	$—	$2,858	$(142)
State and municipal	17,352	(558)	1,524	(116)	$18,876	$(674)
Mortgage-backed securities – residential	22,432	(366)	—	—	22,432	(366)
Government agency sponsored collateralized mortgage obligations	46,555	(2,023)	6,708	(357)	53,263	(2,380)
Total temporarily impaired	$89,197	$(3,089)	$8,232	$(473)	$97,429	$(3,562)

	December 31, 2012
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
State and municipal	$1,611	$(26)	$—	$—	$1,611	$(26)
Mortgage-backed securities – residential	1,012	(6)	—	—	1,012	(6)
Government agency sponsored collateralized mortgage obligations	12,392	(112)	—	—	12,392	(112)
Corporate debt securities	1,489	(9)	—	—	1,489	(9)
Total temporarily impaired	$16,504	$(153)	$—	$—	$16,504	$(153)